SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2017
SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS
SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS

35.   SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS

The Company is controlled by Chinalco, the parent company and a state-owned enterprise established in Mainland China. Chinalco itself is controlled by the PRC government, which also owns a significant portion of the productive assets in Mainland China. In accordance with IAS 24 Related Party Disclosures, government-related entities and their subsidiaries, directly or indirectly controlled, jointly controlled or significantly influenced by the PRC government are defined as related parties of the Group. On that basis, related parties include Chinalco and its subsidiaries (other than the Group), other government-related entities and their subsidiaries (“other state-owned enterprises”), other entities and corporations over which the Company is able to control or exercise significant influence and key management personnel of the Company and Chinalco as well as their close family members.

For the purposes of the related party transaction disclosures, the directors of the Company consider that meaningful information in respect of related party transactions has been adequately disclosed.

In addition to the related party information and transactions disclosed elsewhere in the consolidated financial statements, the following is a summary of significant related party transactions in the ordinary course of business between the Group and its related parties during the year.

(a)      Significant related party transactions

	Note	2015	2016	2017

Sales of goods and services rendered:
Sales of materials and finished goods to:	(i)
Chinalco and its subsidiaries	(ix)	10,998,505	10,311,722	10,612,330
Associates of Chinalco		703,628	688,308	682,992
Joint ventures		79,034	648,145	2,031,159
Associates		2,165,445	605,449	705,052

		13,946,612	12,253,624	14,031,533

Provision of engineering, construction and supervisory services to:	(iii)
Chinalco and its subsidiaries	(ix)	46,328	101,323	77,095
Joint ventures		—	41,423	2,046

		46,328	142,746	79,141

Provision of utility services to:	(ii)
Chinalco and its subsidiaries	(ix)	314,544	567,628	581,566
Associates of Chinalco		14,803	4,444	8,776
Joint ventures		—	3,031	118,280
Associates		553	584	1,122

		329,900	575,687	709,744

Rental revenue of land use rights and buildings from:	(vi)
Chinalco and its subsidiaries	(ix)	34,476	33,231	40,875
Associates of Chinalco		249
Joint ventures			—	426
		34,725	33,231	41,301

Purchases of goods and services:

Purchases of engineering, construction and supervisory services from:	(iii)
Chinalco and its subsidiaries	(ix)	1,737,344	1,525,349	1,205,355

Purchases of key and auxiliary materials, equipment and finished goods from:	(iv)
Chinalco and its subsidiaries	(ix)	1,640,051	1,626,782	3,849,889
Joint ventures		1,276,078	3,799,116	6,516,087
Associates		414,539	31,413	1,175

		3,330,668	5,457,311	10,367,151

Provision of social services and logistics services by:	(v)
Chinalco and its subsidiaries	(ix)	324,872	307,354	326,830

Provision of utility services by:	(ii)
Chinalco and its subsidiaries	(ix)	643,597	686,474	1,397,346
Joint ventures		—	3,386	19,537

		643,597	689,860	1,416,883

	Notes	2015	2016	2017

Provision of product processing services by:	(vii)
Chinalco and its subsidiaries	(ix)	62,623	—	—

Provision of other services by:
A joint venture		—	151,552	269,204

Rental expenses for buildings and land use rights charged by:	(vi)
Chinalco and its subsidiaries	(ix)	590,657	509,558	474,567
Joint ventures		—	126	—

		590,657	509,684	474,567

Other significant related party transactions:

Borrowing from a subsidiary of Chinalco	(viii), (ix)	5,929,000	5,145,959	3,901,000

Interest expense on borrowings, discounted notes and factoring arrangement from subsidiaries of Chinalco		149,213	226,118	225,934

Entrusted loans and other borrowings to:
Joint ventures		140,000	212,400	500,000
Associates		—	—	1,100,000

		140,000	212,400	1,600,000

Interest income on entrusted loans and other borrowings:
Joint ventures		14,061	31,373	41,005
An associate		—	—	24,425

		14,061	31,373	65,430

Interest income from the unpaid disposal proceeds from:
Chinalco and its subsidiaries		326,217	246,149	117,587

Disposal of assets under a sale and leaseback contract to a subsidiary of Chinalco	(xxvi)	1,150,000	1,040,000	600,000

Finance lease under a sale and leaseback contract from subsidiaries of Chinalco	(xxvi), (ix)	1,150,064	1,040,036	600,036

Trade receivable factoring arrangement from a subsidiary of Chinalco	(ix)	—	—	1,570,000

Discounted notes receivable to a subsidiary of Chinalco	(viii)	122,000	40,200	523,253
Provision of financial guarantees to:
Joint ventures	(xv), (xxv)	340,900	24,245	18,350
An associate	(xvi)	17,470	—	—

		358,370	24,245	18,350

Financial guarantees provided by:
Subsidiaries of Chinalco	19(e)	27,000	23,000	4,000

All transactions with related parties were conducted at prices and on terms mutually agreed by the parties involved, which are determined as follows:

(i)

Sales of materials and finished goods comprised sales of alumina, primary aluminum, copper and scrap materials. Transactions entered into are covered by general agreements on a mutual provision of production supplies and ancillary services. The pricing policy is summarized below:

1.The price prescribed by the PRC government (“state-prescribed price”) is adopted;

2.If there is no state-prescribed price, state-guidance price is adopted;

3.If there is neither state-prescribed price nor state-guidance price, then the market price (being price charged to and from independent third parties) is adopted; and

4.If none of the above is available, then the adoption of a contractual price (being reasonable costs incurred in providing the relevant services plus not more than 5% of such costs is adopted).

(ii)Utility services, including electricity, gas, heat and water, are provided at the state-prescribed price.

(iii)Engineering, project construction and supervisory services were provided for construction projects of the Group. The state-guidance price or prevailing market price (including the tender price where by way of tender) is adopted for pricing purposes.

(iv)The pricing policy for purchases of key and auxiliary materials (including bauxite, limestone, carbon, cement and coal) is the same as that set out in (i) above.

(v)Social services and logistics services provided by Chinalco Group cover public security, fire services, education and training, school and hospital services, cultural and physical education, newspaper and magazines, broadcasting and printing as well as property management, environmental and hygiene, greenery, nurseries and kindergartens, sanatoriums, canteens and offices, public transport and retirement management and other services. Provisions of these services are covered by the Comprehensive Social and Logistics Services Agreement. The pricing policy is the same as that set out in (i) above.

(vi)Pursuant to the Land Use Rights Lease Agreements entered into between the Group and Chinalco Group, operating leases for industrial or commercial land are charged at the market rent rate. The Group also entered into a building rental agreement with Chinalco Group and paid rent based on the market rate for its lease of buildings owned by Chinalco.

(vii)The pricing policy for product processing services is the same as that set out in (i) above.

(viii)Chinalco Finance Company Limited (“Chinalco Finance”) (中鋁財務有限責任公司), a wholly-owned subsidiary of Chinalco and a non-bank financial institution established in the PRC, provides deposit services, credit services and miscellaneous financial services to the Group. The terms for the provision of financial services to the Group are no less favourable than those of the same type of financial services provided by Chinalco Finance to Chinalco and other members of its group or those of the same type of financial services that may be provided to the Group by other financial institutions.

(i)	These related party transactions also constitute connected transactions or continuing connected transactions as defined in Chapter 14A of the Listing Rules.
(ii)

In November 2015, the Company together with its two subsidiaries, Chalco International Trading and Chalco Shanghai Kelin Co., Ltd. (上海中鋁凱林鋁業有限公司) (“Shanghai Kelin”) signed a capital injection agreement with Chinalco Asset Management Co., Ltd.*(中鋁資產經營管理公司) (“Chinalco Asset Management”) to inject capital to Chinalco Property Development Co., Ltd.* (中鋁置业發展有限公司) (“Chinalco Property Development”) by way of injecting certain urban property assets and land use rights with appraised value amounting to RMB676.95 million and cash amounting to RMB696 million. Subsequent to the capital injection, the Group held a 24.12% equity interest in Chinalco Investment Development. The investment in Chinalco Property Development has been adjusted the impact of downstream transaction amounting to RMB111.3 million. The transaction generated disposal gain amounting to RMB350.22 million. In November 2015, Chinalco Property Development changed its name to Chinalco Investment Development.

(xi)Transfer of the Property Assets of Chalco Hong Kong to Chinalco assets holdings

In November 2015, Chalco Hong Kong and Chinalco Assets Holdings entered into an asset transfer agreement, pursuant to which, Chalco Hong Kong agreed to dispose of the property assets (“HK Property”) of Chalco Hong Kong to Chinalco Assets Holdings. The appraised value of the properties was HKD372 million (equivalent to RMB311 million) as at the Benchmark Date of September 30, 2015. According to the asset transfer agreement, 30% of the total consideration, i.e. HKD112 million (equivalent to RMB93 million), shall be paid to Chalco Hong Kong by Chinalco Assets Holdings in December 2015, and the remaining 70% of the total consideration shall be paid before June 30, 2016. The transaction between the Group and Chinalco Assets Holdings constituted a connected transaction. The Group disposed of the Hong Kong property with carrying value of RMB102 million and recognized a gain of RMB210 million. In December 2015, the Group received the first batch of the asset transfer consideration of RMB93 million.

(xii)As disclosed in note 38, the Group acquired relevant assets and liabilities of High-Purity Aluminum Plant and Light Metal Material Plant (“High-Purity Aluminum and Light Metal”) from Baotou Group which also constituted a connected transaction.

(xiii)In August 2015, the Company entered into an agreement with Chalco Resource, a subsidiary of Chinalco, pursuant to which the Company shall make a capital injection to Chalco Resource of RMB616.58 million in proportion to its 15% equity interest in Chalco Resource. As at December 31, 2015, the Company has made a capital injection of RMB246.63 million in cash, and still has the capital injection commitment amounting to RMB369.95 million.

(xiv)In August 2015, the Company signed a capital injection agreement with China Rare Earth pursuant to which the Company has made a capital injection of RMB400 million in cash in return for 14.62% equity interest in China Rare Earth.

(xv)In March 2013, the Company entered into a guarantee agreement  with China Development Bank, together with other shareholders of Xinyugou Coal Co., Ltd. *(“山西介休鑫峪沟煤业有限公司”) (“Xinyugou Coal”), a joint venture of the Company, and pursuant to the guarantee agreement, the Company provided  financial guarantee to loans up to RMB1,020 million of Xinyugou Coal, in proportion to its 34% shareholding. In August 2016, Xinyugou Coal was default in repayment of bank loans and interests of RMB914 million and RMB101 million, respectively. Based on the agreement entered among the Company, Xinyugou Coal, one of its other shareholders and  China Development Bank on 31 August 2016, the Company fulfilled its guarantee obligation by paying RMB336 million to China Development Bank, and the related financial guarantee was released.

(xvi)In February 2014, Shanxi Huasheng, a subsidiary of the Company, entered into a financial guarantee contract with Shanghai Pudong Development Bank providing a financial guarantee to Xingshengyuan Coal Co., Ltd*(“霍州煤电集团兴盛园煤业有限责任公司”) (“Xingshengyuan Coal”) an associate of the Company, for its bank loan up to RMB200 million, in proportion of the 43.03% shareholding in Xingshengyuan Coal. In 2016, Xingshengyuan Coal repaid the bank loan in full, and the guarantee has been released.

(xvii)As disclosed in note 38, on January 1, 2016, Chalco Shandong swapped certain assets and liabilities to acquire a business from Shandong Aluminum, which constituted a related party transaction.

(xviii)As disclosed in note 38, the Group acquired relevant assets and employees of pseudoboehmite and activated silicon powder production lines of Science and Technology Chemical Company from Shanxi Aluminum Plant, which also constituted a related party transaction.

(xix)As disclosed in note 38, the Group acquired the 33% and 33% equity interests in Xinghua Technology from Shandong Aluminum and Shanxi Aluminum Plant, respectively, which constituted a related party transaction.

(xx)As disclosed in note 38, the Group acquired the 60% equity interest of Chinalco Shanghai from Chinalco, which also constituted a related party transaction.

(xxi)In November 2015, the Company and Chinalco Capital, a subsidiary of Chinalco, entered into a capital contribution agreement (the “Capital Contribution Agreement“), pursuant to which the Company made a capital injection to Chinalco Capital by the 15% equity interest held by the Company in ABC-CA Fund Management Co., Ltd. (“農銀匯理基金管理有限公司“) (“ABC-CA“) with appraised value of RMB283.15 million and cash of RMB150 million totalling RMB433.15 million. The Company completed the capital injection of 15% equity interest of ABC-CA in June 2016 which constituted a related party transaction.

(xxii)As Disposal of non-core assets

On March 30, 2016, Chalco Shandong, Chalco Shanxi Branch and Chalco Henan Branch entered into asset transfer agreements to transfer certain non-core assets to Shandong Aluminum, Shanxi Aluminum Plant and China Great Wall Aluminum Corporation, respectively, which are all subsidiaries of Chinalco. The total consideration was RMB474.62 million which was determined based on the valuation reports of the assets disposed of on the valuation base date as at February 29, 2016. The carrying value of the assets disposed of amounted to RMB279.19 million and the Group recognized a disposal gain of RMB195.43 million. The transactions were completed on March 31, 2016. Pursuant to the asset transfer agreements, the considerations will be paid in two instalments. In 2016, Shanxi Aluminum Plant and China Great Wall Aluminum Corporation paid the first instalment amounting to RMB120.04 million by notes receivable, and Shandong Aluminum settled its payment by offsetting receivables amounting to RMB76.62 million.

(xxiii)Disposal of businesses

As disclosed in note 39, on June 30, 2016, the Group transferred the Environmental Protection Business to Aluminum SPC, which constituted a related party transaction.

(xxiv)Cooperative exploration of Maochang Mine

On June 28, 2016, the Company and Chinalco entered into a cooperative exploration agreement, pursuant to which the Company and Chinalco contributed construction investment and mining rights of RMB660 million and RMB475 million, respectively, representing 58.15% and 41.85%, respectively. The Group and Chinalco are entitled to the share of profits derived from Maochang Mine based on their respective percentage of assets contributed and mine rights, respectively, for the period from July 1, 2016 to December 30, 2038.

On June 28, 2016, the Company also entered into a profit sharing rights transfer agreement with Chinalco, pursuant to which the Group acquired 80% of Chinalco’s profit sharing rights in Maochang Mine at the consideration of RMB349.95 million which is determined by both parties  with reference to the appraised value provided by an independent qualified valuer. The consideration will be paid in cash by the Group by instalments of RMB120 million, RMB135 million and RMB94.95 million in 2016, 2017 and 2018, respectively. The Group recorded the profit sharing rights purchased from Chinalco as an intangible asset at the present value of the cash consideration instalments and the related transactions totalling RMB335.41 million.

As at December 31, 2017, Maochang Mine had been put into operation.

(xxv)In December 2006, Ningxia Energy, a subsidiary of the Company, entered into a financial guarantee contract with China Construction Bank providing a financial guarantee to Tian Jing Shen Zhou Wind Power Co., Ltd, a joint venture of the Company, for its 14-year bank loan amounting to RMB35 million. As at December 31, 2017, the outstanding amount of the guarantee was RMB18 million. (December 31, 2015: RMB30 million, December 31, 2016: RMB24 million)

(xxvi)As disclosed in note 20, the Group has entered into several sales and leaseback contracts with CFL.

(xxvii)On 12 May 2017, the Company entered into an equity transfer agreement with Chinalco, pursuant to which, the Company acquired the 40% non-controlling equity interest in Chinalco Shanghai at a total cash consideration of RMB1,413 million. The consideration was determined based on the appraisal value of the equity of Chinalco Shanghai and was fully paid before December 31, 2017. On the acquisition date, the carrying amount of 40% equity interest in Chinalco Shanghai was RMB387 million, therefore the difference amounting to RMB1,026 million was recorded in share premium. After the acquisition, Chinalco Shanghai became a wholly-owned subsidiary of the Company. The acquisition of 40% equity interest in Chinalco Shanghai constituted a related party transaction.

(xxviii)As disclosed in note 38(g), the Group acquired 100% equity interest in Qingdao Light Metal from Chinalco, which constituted a related party transaction.

(xxix)As disclosed in note 38(h), the Group acquired Shanxi Aluminum Sewage Treatment Plant from Shanxi Aluminum Plant, which also constituted a related party transaction.

(xxx)As disclosed in note 39 (d), on October 31, 2017, the Group transferred 60% equity interest of China Aluminum Shandong Engineering Technology Co., Ltd.(“Shandong Engineering”) (中鋁山東工程技術有限公司) to China Aluminum International Engineering Co., Ltd. (“CHALIECO”) (中鋁國際工程股份有限公司), which constituted a related party transaction.

During the years ended December 31, 2015, 2016 and 2017, the Group’s significant transactions with entities directly or indirectly owned or controlled by the government through its agencies, affiliates or other organisations (collectively “State-owned Enterprises“ (“SOEs“)) (excluding Chinalco and its subsidiaries) constituted a large portion of its sales of goods and purchases of raw materials, electricity, property, plant and equipment and services. In addition, substantially all restricted cash, time deposits, cash and cash equivalents and borrowings as at December 31, 2016 and 2017 and the relevant interest earned or paid during the year were transacted with banks and other financial institutions which are controlled by the PRC government. In the opinion of the directors of the Company, the transactions with SOEs are activities conducted in the ordinary course of business, and the dealings of the Group have not been significantly or unduly affected by the fact that the Group and those SOEs are ultimately controlled or owned by the PRC government. The Group has also established pricing policies for rendered services and such pricing policies do not depend on whether or not the customers are SOEs.

As of December 31, 2017, pursuant to the "Investment Agreements" and the "Debt to Equity Swap Agreements" (note 17), the Target Companies have already received additional capital contributions of RMB12,600 million by the Investors, who belong to SOEs.

*      The English names represent the best effort made by management of the Group in translating the Chinese names of the Companies as they do not have any official English names.

(b)      Balances with related parties

Other than those disclosed elsewhere in the consolidated financial statements, the outstanding balances with related entities at the year end are as follows:

	December 31,	December 31,
	2016	2017

Cash and cash equivalents deposited with
A subsidiary of Chinalco (Note)	7,073,289	7,679,806

Trade and notes receivables
Chinalco and its subsidiaries	1,086,014	1,475,477
Associates of Chinalco	10,200	2,000
Joint ventures	38,055	591,488
Associates	—	96,574
	1,134,269	2,165,539
Provision for impairment of receivables	(78,262)	(78,388)

	1,056,007	2,087,151

Note: On August 26, 2011, the Company entered into an agreement with Chinalco Finance, pursuant to which, Chinalco Finance agreed to provide deposit services, credit services and other financial services to the Group. On August 24, 2012, April 28, 2015 and October 26, 2017, the Company renewed the financial service agreement with Chinalco Finance with a validation term of three years ending on August 25, 2018.

	December 31,	December 31,
	2016	2017

Other current assets
Chinalco and its subsidiaries	5,065,890	623,254
Joint ventures	2,092,369	1,737,644
Associates	73,546	1,132,138
	7,231,805	3,493,036
Provision for impairment of other current assets	(48,510)	(48,166)

	7,183,295	3,444,870

Other non-current assets
Chinalco and its subsidiaries	27,946	—
A joint venture	112,403	97,103
Associates	111,846	111,845

	252,195	208,948

Borrowings and finance lease payables
Subsidiaries of Chinalco	6,051,288	3,329,807
A joint venture	190,000	190,000

	6,241,288	3,519,807
Trade and notes payables
Chinalco and its subsidiaries	374,325	426,190
Joint ventures	300	413,533
Associates	—	7,222
	374,625	846,945

Other payables and accrued liabilities
Chinalco and its subsidiaries	1,540,119	2,652,249
Associates of Chinalco	1,149	5,030
Associates	53,000	218,560
Joint ventures	159,669	101,828

	1,753,937	2,977,667

As at December 31, 2017, included in long-term loans and borrowings and short-term loans and borrowings were from other state-owned enterprises amounting to RMB33,575 million (December 31, 2016:  RMB27,788 million) and RMB42,648 million  (December 31, 2016:  RMB39,698 million).

The terms of all balances with the exception of the entrusted loans were unsecured and were in accordance with terms as set out in the respective agreements or as mutually agreed between the parties concerned.

(c)      Compensation of key management personnel

	2015	2016	2017

Fees	653	762	768
Basic salaries, housing fund, other allowances and benefits in kind	3,202	2,542	3,830
Pension costs	221	277	415
	4,076	3,581	5,013

Details of directors’ remuneration are included in note 30 to the financial statements.

(d)      Commitments with related parties

As at December 31, 2016 and 2017, except for the other capital commitments disclosed in note 42(c) to these financial statements, the Group had no significant commitments with related parties.